Material accounting policies - Useful Life of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years	7 years
Depreciation expense increase	$ 498
Office equipment and computers | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Office equipment and computers | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years